EVENTS AFTER REPORTING DATE (Details) - EquityInstruments	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 14, 2017
Disclosure of non-adjusting events after reporting period [line items]
Period of contract renegotiation	3 years
Lonmin
Disclosure of non-adjusting events after reporting period [line items]
Number of shares entitled to receive per share			0.967
Moratorium period		6 months